Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	233,333,334	233,333,334	233,333,334
Common Stock, shares issued	8,202,794	7,610,794	4,010,649
Common Stock, shares outstanding	8,202,794	7,610,794	4,010,649
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued	3,530	3,530	4,895
Preferred stock shares outstanding	3,530	3,530	4,895